Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

NOTE 7 - SUBSEQUENT EVENTS

On April 6, 2016 the Company filed a Certificate of Amendment to its Articles of Incorporation which increased the number of authorized shares of common stock from 74,000,000 to 149,000,000.

On April 11, 2016 the Company entered into a Securities Purchase Agreement and a Registration Rights Agreement with two accredited institutional investors. The Securities Purchase Agreement provides for the sale by the Company of 10% Original Issue Discount Senior Convertible Debentures Due April 12, 2017 (the “Debentures”) at two closings. The initial closing occurred on April 12, 2016, at which time the Company sold Debentures in the aggregate principal amount of $756,250 for an aggregate purchase price of $625,000. The aggregate principal amount of the Debentures sold on April 12, 2016 will be reduced to $675,800, if the Company’s registration statement for resale of the shares underlying the Debentures (the “Registration Statement”) is declared effective by the Securities and Exchange Commission (“SEC”) prior to July 11, 2016, or prior to August 10, 2016 if the SEC performs a full review of the Registration Statement.

When the SEC declares the Registration Statement effective, the second closing will occur, subject to customary closing conditions. At the second closing, the Company will sell to the investors Debentures in the aggregate principal amount of $594,000 for a purchase price of $550,000.

Each Debenture matures one year from its date of issuance. The Debentures bear interest at 10% per annum, which is payable in common stock or in cash, subject to a make-whole provision if a Debenture is converted or redeemed prior to maturity. The holder may convert the principal amount of a Debenture into shares of the Company’s common stock - initially at a conversion price of $.50 per share, then at $.35 per share after the Registration Statement is declared effective. If at any time the five day average VWAP for the Company’s common stock falls below $.22 or the single day VWAP falls below $.15, the conversion price will be adjusted to equal 60% of the lowest VWAP (70% if the Registration Statement is effective) during the 15 trading days prior to conversion.

Once each month, commencing on the day before the five month anniversary of the issuance of a Debenture, the Company is required to pay one-eighth of the principal amount of the Debenture plus the interest and make-whole with respect to that one-eighth, in cash or in stock. If the Company opts to make the payment in stock, the conversion price per share will equal the lesser of $.35 or 60% of the lowest VWAP (70% if the Registration Statement is effective) during the 15 trading days prior to the payment date.

Subject to customary equity conditions, the Company may redeem all or part of the principal amount of the Debentures by paying 110% of the principal amount redeemed plus the accrued interest and the make-whole with respect to the redeemed principal amount.

NOTE 15 – SUBSEQUENT EVENTS

On January 8, 2016 the Company issued 90,000 shares of common stock initially valued at $26,100 in exchange for services.

On January 8, 2016, the Company issued 125,000 shares of common stock to two persons under the Company’s Amended and Restated 2015 Equity Incentive Plan (“Performance Plan”).

On January 22, 2016 (“Issue Date”), Spiral Toys, Inc. (the “Company”) entered into a Securities Purchase Agreement (“Purchase Agreement”), with two accredited investors pursuant to which the Company issued and sold for an aggregate purchase price of $200,000 (the “Purchase Price”) securities consisting of (a) original issue discount convertible promissory notes for an aggregate principal amount of $216,000 (collectively, the “Notes”) and (b) warrants (collectively, the “Warrants”) to purchase up to 470,000 shares (the “Warrant Shares”) of the Company’s common stock, par value $0.001 per share (“Common Stock”) at an exercise price of $0.50 per share, each dated as of the Closing Date. The Notes are subject to a one-time interest charge of 8%, and the principal amount underlying each Note and the interest accrued thereon is due and payable on the eighth month anniversary of the Issue Date. The Company may prepay the obligation within the 180 day period immediately following the issuance date without penalty. Upon the occurrence of any event of default that has not been cured as described in the Note, each note holder shall have the right, but not the obligation, to convert the outstanding balance of the Note along with all unpaid interest into an aggregate number of shares of the Company’s Common Stock (“Conversion Shares”) at a conversion price equal to 65% of the lowest sale price occurring during the fifteen (15) consecutive trading days immediately preceding the applicable conversion date on which the purchaser elects to convert all or part of the Note; provided, however, in no event shall the conversion price be lower than $0.01 per share. If the Company fails to convert the Notes into shares of Common Stock, the principal amount of the Note shall increase by $1,000 every day until the Company issues and delivers a certificate for the Conversion Shares.